Share Capital and Other Equity Instruments - Schedule of Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital And Other Equity Instruments - Schedule Of Stock Options
Number of Shares, Outstanding at beginning	929,765	797,373	689,832
Number of Shares, Expired, forfeited, or cancelled	(560,404)	(246,408)	(341,172)
Number of Shares, Outstanding at end	369,361	929,765	797,373
Number of Shares, Exercisable at ending	369,361	929,765
Weighted Average Exercise Price, Outstanding at beginning	$ 1.53	$ 1.99	$ 1.94
Weighted Average Exercise Price, Expired, forfeited, or cancelled	1.65	1.94	1.99
Weighted Average Exercise Price, Outstanding at end	1.35	1.53	$ 1.99
Weighted Average Exercise Price, Exercisable at ending	$ 1.35	$ 1.53
Weighted Average Grant Date Fair Value, Outstanding at beginning	2.50	0.72	1.94
Weighted Average Grant Date Fair Value, Expired, forfeited, or cancelled	$ 1.66	$ 0.88	$ 0.36
Weighted Average Grant Date Fair Value, Outstanding at end	3.80	2.50	0.72
Weighted Average Grant Date Fair Value, Exercisable	$ 3.80	$ 2.50
Weighted Average Remaining Contractual Term (years), Outstanding	5 years 2 months 12 days	6 years 1 month 6 days
Weighted Average Remaining Contractual Term (years), Exercisable	5 years 2 months 12 days	6 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 636,156	$ 2,537,245
Aggregate Intrinsic Value, Exercisable	$ 636,156	$ 2,537,245